SEGMENT - Revenue by Major Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of major customers [line items]
Revenue	$ 1,559.2	$ 1,520.4	$ 1,443.4
Operating segment
Disclosure of major customers [line items]
Revenue	$ 1,559.2	$ 1,520.4	$ 1,443.4
Operating segment | No customer
Disclosure of major customers [line items]
Percentage of revenue	0.00%	0.00%
Operating segment | Customer one
Disclosure of major customers [line items]
Percentage of revenue			12.00%
Switzerland
Disclosure of major customers [line items]
Revenue	$ 264.3	$ 242.5	$ 220.9
Percentage of revenue	17.00%	16.00%	15.30%
USA
Disclosure of major customers [line items]
Revenue	$ 243.1	$ 182.7	$ 0.0
Percentage of revenue	15.60%	12.00%	0.00%
United Arab Emirates
Disclosure of major customers [line items]
Revenue	$ 160.5	$ 0.0	$ 0.0
Percentage of revenue	10.30%	0.00%	0.00%
Mexico
Disclosure of major customers [line items]
Revenue	$ 0.0	$ 0.0	$ 178.2
Percentage of revenue	0.00%	0.00%	12.80%